Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 148.1%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	857,571
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,766,542
		2,624,113
Alaska 2.3%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,555,030
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	4,000,066
		8,555,096
Arizona 2.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,170,617
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,520,391
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	976,882
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,000,000	1,049,540
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,696,511
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,035,529
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,016,272
		8,465,742
California 8.4%
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	352,137
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	3,951,598
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,510,000	2,680,320
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,855,747
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,001,393
California, University of California Revenue:
Series AL-1, 1.2% (b), 3/2/2026	300,000	300,000
Series AL-2, 1.25% (b), 3/2/2026	550,000	550,000
Series Z-2, 3.74% (b), 3/6/2026	650,000	650,000
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,808,395
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,313,293
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,568,077

San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,129,436
Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	2,999,560
		31,159,956
Colorado 6.7%
Colorado, Canyons Metropolitan District No. 5, General Obligation, Series A, 5.25%, 12/1/2059, INS: BAM	1,500,000	1,561,723
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	447,485
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	2,012,426
Colorado, State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series B-5, 1.9% (b), 3/2/2026, LOC: TD Bank NA	300,000	300,000
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,341,003
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.125%, 12/1/2055	1,500,000	1,496,874
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,577,663
		24,737,174
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,422,124
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	702,084
		2,124,208
Florida 12.5%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,228,218
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,247,349
144A, 5.0%, 10/1/2049	1,500,000	1,494,447
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	996,551
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	3,040,280
Series A, 5.0%, 6/15/2055	1,540,000	1,465,351
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	750,000	558,750
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	60,840
Series B, 5.0%, 7/1/2042	60,000	60,840
Series A-1, 5.0%, 7/1/2051	55,000	52,635
Series B, 5.0%, 7/1/2051	85,000	81,345
Series A-1, 5.0%, 2/1/2057	65,000	61,384
Series B, 5.0%, 7/1/2057	90,000	84,964
Florida, FAU Finance Corp., Capital Improvements Revenue, Student Housing Project:
Series B, 4.0%, 7/1/2044	2,525,000	2,470,433
5.0%, 7/1/2049	700,000	732,391
5.0%, 7/1/2054	1,000,000	1,039,570
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	923,272
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,520,344

Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,531,884
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,526,629
Miami-Dade County, FL, Aviation Revenue:
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,408,520
Series A, AMT, 5.5%, 10/1/2055	4,000,000	4,215,513
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AG	3,000,000	3,003,862
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,372,037
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,605,834
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	377,851
Series C, 7.625%, 5/15/2058	455,000	506,749
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series B, 5.0%, 11/15/2049	3,000,000	3,035,137
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,775,000	2,499,134
		46,202,114
Georgia 6.2%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	547,512
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	393,460
Series A, 5.75%, 4/1/2053	400,000	437,034
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,068,544
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,172,404
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	3,148,608
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,929,175
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	831,622
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,622,332
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,004,757
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,662,032
		22,817,480
Hawaii 0.3%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	1,000,000	1,071,912
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group:
Series C, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	295,000	295,000
Series 2025-A, 5.25%, 3/1/2050	1,500,000	1,598,934
		1,893,934
Illinois 9.4%
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AG	2,500,000	1,162,945

Chicago, IL, O'Hare International Airport Revenue:
Series C, 5.25%, 1/1/2054	1,220,000	1,290,492
Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,450,526
Series A, AMT, 5.5%, 1/1/2053, INS: AG	1,355,000	1,404,722
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,808,865
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 5.0%, 12/1/2052	3,000,000	3,064,183
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,479,763
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,913,482
Illinois, O'Hare International Airport Revenue, Series E, AMT, 5.5%, 1/1/2055	1,875,000	1,978,349
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,747,995
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,076,021
Series A, 5.0%, 5/1/2034	3,500,000	3,654,528
Series A, 5.0%, 5/1/2043	1,000,000	1,019,254
5.5%, 5/1/2039	1,915,000	2,072,211
5.75%, 5/1/2045	735,000	780,779
		34,904,115
Indiana 2.2%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,078,964
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,081,964
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	623,625
Series E, 6.125%, 3/1/2057	300,000	316,094
		8,100,647
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,222,656
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	744,448
		2,967,104
Kentucky 0.4%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	810,306
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	600,000	586,915
		1,397,221
Louisiana 3.7%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, Series B-2, 2.17% (b), 3/6/2026, LOC: TD Bank NA	5,000,000	5,000,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,006,650
Louisiana, State Gasoline & Fuels Tax Revenue, Series C, 1.9% (b), 3/2/2026, LOC: TD Bank NA	700,000	700,000
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AG	1,020,000	1,049,162
Series A, 5.0%, 10/1/2048, INS: AG	1,140,000	1,158,376
		13,914,188

Maryland 5.1%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,535,497
Maryland, State Department of Transportation Revenue, Aviation Administration:
Series A, AMT, 5.25%, 8/1/2049, INS: AG	3,500,000	3,694,877
Series A, AMT, 5.25%, 8/1/2054, INS: AG	4,000,000	4,189,536
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,522,129
Series A, 5.75%, 7/1/2053	575,000	603,464
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	751,673
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	4,028,492
Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series C, 1.95% (b), 3/2/2026, LOC: Bank of America NA	500,000	500,000
		18,825,668
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,873,232
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,686,194
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,353,248
		6,912,674
Michigan 1.9%
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,647,398
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,201,785
Wayne County, MI, Airport Authority Revenue, Series B, AMT, 5.5%, 12/1/2048, INS: AG	1,000,000	1,069,703
		6,918,886
Minnesota 3.6%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,370,524
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,700,108
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,796,492
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 4.0%, 5/1/2050	1,500,000	1,365,383
		13,232,507
Missouri 2.0%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project:
Series A, AMT, 4.0%, 3/1/2057, INS: AG	2,000,000	1,763,650
Series B, AMT, 5.0%, 3/1/2055, INS: AG	1,540,000	1,549,431
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,735,189
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,500,078
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 1.87% (b), 3/2/2026, LOC: Barclays Bank PLC	700,000	700,000
		7,248,348

New Jersey 5.2%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,448,554
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,762,931
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AG	1,250,000	1,256,430
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	879,367
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	686,909
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 4.25%, 12/1/2045	965,000	997,338
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,093,394
Series A, 5.0%, 12/15/2034	1,065,000	1,134,795
Series AA, 5.0%, 6/15/2046	3,640,000	3,733,919
Series AA, Prerefunded, 5.0%, 6/15/2046	1,960,000	2,118,271
Series BB, 5.25%, 6/15/2050	1,145,000	1,215,256
		19,327,164
New York 13.4%
New York, Albany Capital Resource Corp. Revenue, Medical Center Hospital Obligated Group, Series A, 5.25%, 5/1/2050	2,500,000	2,670,005
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2052	2,000,000	2,016,953
Series C-1, 5.25%, 11/15/2055	520,000	533,981
New York, State Dormitory Authority, Personal Income Tax Revenue, Series D, 5.0%, 2/15/2048	3,000,000	3,110,433
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 2.14% (b), 3/6/2026, LIQ: Freddie Mac, LOC: Freddie Mac	300,000	300,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	2,190,000	2,246,700
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	466,114
AMT, 5.625%, 4/1/2040	1,290,000	1,381,301
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,093,882
AMT, 6.0%, 6/30/2054	250,000	262,442
AMT, 6.0%, 6/30/2059	1,385,000	1,478,237
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	282,396
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,641,420
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,495,016
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,660,547
New York, Triborough Bridge & Tunnel Authority Revenue, Series B4A, 1.9% (b), 3/2/2026, LOC: TD Bank NA	120,000	120,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series A, 5.25%, 11/15/2055	4,000,000	4,286,074
New York City, NY, General Obligation, Series L-4, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	850,000	850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, 4.25%, 5/1/2054	10,000,000	9,637,807

New York, NY, General Obligation:
Series A, 4.0%, 8/1/2040	3,500,000	3,541,299
Series B-1, 5.25%, 10/1/2047	500,000	529,723
Port Authority of New York & New Jersey, Series 242, AMT, 5.0%, 12/1/2053	1,000,000	1,017,166
		49,621,496
North Carolina 1.5%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	335,000	354,555
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AG	5,000,000	5,116,574
		5,471,129
Ohio 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	4,400,000	3,638,901
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	4,435,000	4,729,764
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	2,994,788
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	593,108
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,478,560
		14,435,121
Oklahoma 0.4%
Oklahoma, State Municipal Power Authority Revenue, Series A, 5.25%, 1/1/2056, INS: AG	1,500,000	1,601,945
Pennsylvania 7.3%
Adams County, PA, State General Authority, Brethren Home Community Obligated Group Revenue, Series 2024-A, 5.0%, 6/1/2059	3,750,000	3,637,116
Allegheny County, PA, Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055, INS: AG	2,000,000	2,122,099
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,121,870
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-B, 5.0%, 3/15/2050	1,000,000	1,032,463
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,722,839
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,149,776
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2044	4,665,000	4,884,811
Pennsylvania, Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.0%, 12/1/2051	2,500,000	1,876,039
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,555,302
		27,102,315
South Carolina 2.7%
Charleston County, SC, Airport District Revenue, Series A, AMT, 5.25%, 7/1/2049	785,000	819,993
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,178,280
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,001,261
		9,999,534
South Dakota 0.2%
Lincoln County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	677,485

Tennessee 2.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,088,426
Series A, 5.0%, 7/1/2044	1,600,000	1,630,405
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	1,016,163
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,212,777
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.25%, 7/1/2051	1,200,000	1,260,061
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,650,000	1,331,667
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,472,035
		9,011,534
Texas 27.1%
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	250,000	268,935
Series A, 5.25%, 2/15/2049	750,000	788,381
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	404,180
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	4,137,569
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,383,558
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AG	5,000,000	4,808,300
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,316,978
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,345,000	2,570,747
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,662,676
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,325,548
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,722,983
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,783,767
5.0%, 1/1/2050	1,435,000	1,453,830
Prosper, TX, Independent School District, General Obligation, 4.5%, 2/15/2055	2,000,000	1,984,554
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2051	3,000,000	2,462,130
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	858,675
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,087,926
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Obligated Group, Series B, 1.55% (b), 3/2/2026, SPA: JPMorgan Chase Bank NA	2,400,000	2,400,000
Texas, Dallas Independent School District, General Obligation, Series A, 5.0%, 2/15/2056	4,000,000	4,181,803
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,379,566
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute:
Series A, 5.25%, 6/1/2049	2,500,000	2,509,943
Series A, 5.25%, 6/1/2054	2,500,000	2,472,608
Texas, Lamar Consolidated Independent School District, 4.0%, 2/15/2053	6,000,000	5,541,872
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2048	6,250,000	6,366,804
5.0%, 5/15/2055	3,500,000	3,635,002

Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	4,774,591
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,786,243
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,060,176
Texas, San Antonio Water System Revenue, Series A, 5.25%, 5/15/2052	2,645,000	2,827,478
Texas, State General Obligation:
2.05% (b), 3/6/2026, SPA: JPMorgan Chase Bank NA	495,000	495,000
Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,986,711
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	775,000	797,876
Texas, State Water Development Board Revenue, 4.75%, 10/15/2055	5,000,000	5,073,767
		100,310,177
Virginia 2.7%
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	578,695
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,904,010
AMT, 5.0%, 12/31/2049	735,000	734,050
AMT, 5.0%, 12/31/2052	3,775,000	3,752,990
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AG	2,240,000	2,145,157
		10,114,902
Washington 2.4%
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,958,208
Series B, AMT, 5.5%, 10/1/2050	4,000,000	4,296,887
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,671,778
		8,926,873
West Virginia 1.3%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,045,135
Series A, 5.5%, 6/1/2050	2,500,000	2,688,270
		4,733,405
Wisconsin 3.4%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	876,530
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	2,000,000	2,110,829
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 6.5%, 6/30/2060	1,030,000	1,147,178
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,305,534
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,913,614
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,015,000	3,357,652
		12,711,337
Puerto Rico 2.7%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,860,633

Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	14,900,000	5,359,688
Series A-1, 4.75%, 7/1/2053	1,000,000	975,123
		10,195,444
Total Municipal Investments (Cost $541,020,396)		548,312,948

Underlying Municipal Bonds of Inverse Floaters (c) 5.7%
Pennsylvania 2.8%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	10,592,188
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 13.83%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.9%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,622,781
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 12.89%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $20,873,309)		21,214,969

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.69% (e) (Cost $77,504)	77,497	77,504

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $561,971,209)	153.8	569,605,421
Floating Rate Notes (c)	(4.1)	(15,000,000)
Series 2020-1 VMTPS	(51.3)	(190,000,000)
Other Assets and Liabilities, Net	1.6	5,719,119
Net Assets Applicable to Common Shareholders	100.0	370,324,540
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2026. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$569,527,917	$—	$569,527,917
Open-End Investment Companies	77,504	—	—	77,504
Total	$77,504	$569,527,917	$—	$569,605,421

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMIT-PH1